                    OPPENHEIMER CAPITAL APPRECIATION FUND
                   Supplement dated February 2, 2004 to the
                      Prospectus dated October 23, 2003

The Prospectus is changed as follows:

1.    The prospectus  supplement dated January 1, 2004 is deleted and replaced by this supplement.

2.    The  table  on page 7  entitled  "Annual  Fund  Operating  Expenses"  is revised  as  follows:  The  "Management  Fees" are  changed to 0.57% for each of Classes A, B, C, N and Class Y and the "Total  Annual  Operating
      Expenses"  are  changed  to 1.16% for Class A shares,  2.09% for Class B shares,  1.95%  for Class C  shares,  1.45%  for N shares  and 0.77% for
      Class Y shares.

3.    The  following  sentence  should be added at the end of paragraph of the footnotes  on page 7  directly  below the table  entitled  "Annual  Fund
      Operating Expenses".

         Effective  January 1, 2004 the  management fee schedule is revised as described  in the  section  "How the Fund is Managed - The  Manager -
         Advisory  Fees." The  "Management  Fees" and "Total Annual  Operating
         Expenses"  in the table have been  restated  to reflect  the  current fees.

4.    The chart below the  section  entitled  "EXAMPLES"  on page 8 is deleted and replaced with the following:

            If shares are   1 Year   3 Years  5 Years    10 Years
            redeemed:
            -------------------------------------------------------
            -------------------------------------------------------
            Class A Shares  $686     $922     $1,177     $1,903
            -------------------------------------------------------
            -------------------------------------------------------
            Class B Shares  $712     $955     $1,324     $1,9631
            -------------------------------------------------------
            -------------------------------------------------------
            Class C Shares  $298     $612     $1,052     $2,275
            -------------------------------------------------------
            -------------------------------------------------------
            Class N Shares  $248     $459     $792       $1,735
            -------------------------------------------------------
            -------------------------------------------------------
            Class Y Shares  $79      $246     $428       $954

            If shares are   1 Year   3 Years  5 Years    10 Years
            not redeemed:
            -------------------------------------------------------
            -------------------------------------------------------
            Class A Shares  $686     $922     $1,177     $1,903
            -------------------------------------------------------
            -------------------------------------------------------
            Class B Shares  $212     $655     $1,124     $1,9631
            -------------------------------------------------------
            -------------------------------------------------------
            Class C Shares  $198     $612     $1,052     $2,275
            -------------------------------------------------------
            -------------------------------------------------------
            Class N Shares  $148     $459     $792       $1,735
            -------------------------------------------------------
            -------------------------------------------------------
            Class Y Shares  $79      $246     $428       $954

5.    The paragraph  captioned "Advisory Fees" under the section "How the Fund is Managed" on page 11 is deleted and replaced with the following:

         Advisory  Fees.  Effective  January  1,  2004,  under the  investment advisory  agreement,  the Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's  assets grow:  0.75% of the first $200  million of average  annual net assets of the Fund,
            0.72% of the next $200  million,  0.69% of the next $200  million,
            0.66% of the next $200  million,  0.60% of the next $700  million,
            0.58% of the next $1.0  billion,  0.56% of the next $2.0  billion,
            0.54% of the next $2.0  billion,  0.52% of the next $2.0  billion, and 0.50% of  average  annual net assets  over $8.5  billion.  The
            Fund's  management  fee for its last fiscal year ended  August 31,
            2003 was 0.58% of  average  annual  net  assets  for each class of shares.  If the  revised  advisory  fee rate  had  been in  effect during the last fiscal year,  the  management  fee would have been
            0.57%.

6.    The third paragraph under the section  captioned  "WHICH CLASS OF SHARES
      SHOULD YOU  CHOOSE?  -  Investing  for the  Shorter  Term" on page 15 is deleted and replaced with the following:

         And for  non-retirement  plan  investors  who  invest $1  million or more,  in most cases  Class A shares  will be the most  advantageous choice,  no matter  how long you  intend to hold  your  shares.  For that  reason,  the  Distributor  normally  will not accept  purchase orders of  $250,000  or more of Class B shares or $1 million or more of Class C shares from a single investor

   February 2, 2004                                              PS0320.020